INCOME TAXES - Origin of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,942	$ 9,469
Deferred tax liabilities	(2,338)	(2,432)
Deferred tax assets (liabilities)	6,604	7,037
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(473)	(599)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(3,310)	(3,254)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	140	120
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(59)	(123)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(278)	(298)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	135	343
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	475	338
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	9,733	10,302
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	241	208
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,157	12,630
Deferred tax liabilities	(5,553)	(5,593)
Before Offset Amount | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	19
Deferred tax liabilities	(494)	(618)
Before Offset Amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	289	412
Deferred tax liabilities	(3,599)	(3,666)
Before Offset Amount | Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	200	193
Deferred tax liabilities	(60)	(73)
Before Offset Amount | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23	16
Deferred tax liabilities	(82)	(139)
Before Offset Amount | Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	374	201
Deferred tax liabilities	(652)	(499)
Before Offset Amount | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	692	815
Deferred tax liabilities	(557)	(472)
Before Offset Amount | Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	584	464
Deferred tax liabilities	(109)	(126)
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,733	10,302
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	241	208
Deferred tax liabilities	$ 0	$ 0